Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 5,527,879
Changes in identifiable intangible assets:
Increases other than from business combinations	821,375	$ 686,076
Amortization	(376,465)	(449,463)	$ (351,114)
Ending balance	4,524,826	5,527,879
Development costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,546	4,255
Changes in identifiable intangible assets:
Increases other than from business combinations		13
Increase (decrease) from foreign currency translation differences	(263)	38
Amortization	(146)	(387)
Increases (decreases) from transfers and other changes	488
Increases (decreases) from transfers	488
Other increases (decreases)	211	627
Total changes in identifiable intangible assets	290	291
Ending balance	4,836	4,546	4,255
Easements and water rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	31,487	43,235
Changes in identifiable intangible assets:
Increases other than from business combinations		178
Increase (decrease) from foreign currency translation differences	(1,472)	(187)
Amortization	(1,257)	(1,181)
Increases (decreases) from transfers and other changes	4,688	1,804
Increases (decreases) from transfers	4,688	1,804
Other increases (decreases)		(12,362)
Total changes in identifiable intangible assets	1,959	(11,748)
Ending balance	33,446	31,487	43,235
IFRS Concessions [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,281,728	5,637,387
Changes in identifiable intangible assets:
Increases other than from business combinations	738,387	601,792
Increase (decrease) from foreign currency translation differences	(1,192,132)	(202,951)
Amortization	(357,855)	(437,962)
Increases (decreases) from transfers and other changes	(996)
Increases (decreases) from transfers	(996)
Disposals and removal from service	(16,522)	(15,675)
Removals from service	(16,522)	(15,675)
Argentine hyperinflationary economy	37
Other increases (decreases)	(217,784)	(300,863)
Total changes in identifiable intangible assets	(1,046,865)	(355,659)
Ending balance	4,234,863	5,281,728	5,637,387
Patents, registered trademarks and other rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	25,490	14,118
Changes in identifiable intangible assets:
Increases other than from business combinations		1,042
Increase (decrease) from foreign currency translation differences	(1,705)	(85)
Amortization	(3,149)	(3,486)
Increases (decreases) from transfers and other changes	461	(5,040)
Increases (decreases) from transfers	461	(5,040)
Other increases (decreases)		18,941
Total changes in identifiable intangible assets	(4,393)	11,372
Ending balance	21,097	25,490	14,118
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	184,430	128,218
Changes in identifiable intangible assets:
Increases other than from business combinations	82,988	83,051
Increase (decrease) from foreign currency translation differences	(20,661)	(8,651)
Amortization	(29,963)	(22,429)
Increases (decreases) from transfers and other changes	(4,641)	3,236
Increases (decreases) from transfers	(4,641)	3,236
Argentine hyperinflationary economy	9,991	7,391
Other increases (decreases)	8,317	(6,386)
Total changes in identifiable intangible assets	46,031	56,212
Ending balance	230,461	184,430	128,218
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	198	76
Changes in identifiable intangible assets:
Increase (decrease) from foreign currency translation differences	(16)
Amortization	(59)	(62)
Other increases (decreases)		184
Total changes in identifiable intangible assets	(75)	122
Ending balance	123	198	76
Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,527,879	5,827,289
Changes in identifiable intangible assets:
Increases other than from business combinations	821,375	686,076
Increase (decrease) from foreign currency translation differences	(1,216,249)	(211,836)
Amortization	(392,429)	(465,507)
Disposals and removal from service	(16,522)	(15,675)
Removals from service	(16,522)	(15,675)
Argentine hyperinflationary economy	10,028	7,391
Other increases (decreases)	(209,256)	(299,859)
Total changes in identifiable intangible assets	(1,003,053)	(299,410)
Ending balance	$ 4,524,826	$ 5,527,879	$ 5,827,289